INVENTORIES (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Classes of current inventories [abstract]
Consumable stores	R 285.1	R 250.7
Ore stockpiles	33.9	23.8
Gold in process	65.8	79.9
Finished inventories - Gold Bullion	137.8	105.6
Total inventories	R 522.6	R 460.0